Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	981	1,056	437	755	258	3,487
Additions	31	29	—	112	32	204
Reclassification to assets held for sale	(109)	(31)	—	—	—	(140)
Disposals	(25)	(268)	(363)	(126)	(23)	(805)
At 30 June 2022	878	786	74	741	267	2,746
Accumulated depreciation:
At 1 January 2022	335	863	435	160	139	1,932
Charge for the period	10	34	—	41	10	95
Impairment during the period	8	2	—	—	—	10
Reclassification to assets held for sale	(62)	(29)	—	—	—	(91)
Disposals	(16)	(265)	(363)	(51)	(1)	(696)
At 30 June 2022	275	605	72	150	148	1,250
Net book value	603	181	2	591	119	1,496
(1) Property, plant and equipment includes assets under construction of £155m (2021: £106m) and investment properties of £20m (2021: £17m).